Offerings	Jan. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | shares	19,000,000
Proposed Maximum Offering Price per Unit	33.46
Maximum Aggregate Offering Price	$ 635,740,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 87,795.69
Offering Note	(a) Consists of 19,000,000 shares of Class A common stock, $0.01 par value per share (“Common Stock”), of Versant Media Group, Inc. (the “Registrant”) authorized for issuance under the Versant Media Group, Inc. Omnibus Equity Incentive Plan (the “Plan”).

(b) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) also covers any additional shares of Common Stock that may become issuable under the Plan by reason of any stock dividend, stock split or other similar transaction.

(c) The proposed maximum offering price per unit is estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act on the basis of the average of the high and low sales prices per share of Common Stock, as reported on The Nasdaq Stock Market LLC on January 8, 2026.

(d) The Registrant does not have any fee offsets.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | shares	1,561,148
Proposed Maximum Offering Price per Unit	33.46
Maximum Aggregate Offering Price	$ 52,236,012.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,213.79
Offering Note	(a) Consists of 1,561,148 shares of Common Stock issuable under the Plan in connection with the Converted Awards (as defined in the Plan).

(b) Pursuant to Rule 416(a) under the Securities Act, this Registration Statement also covers any additional shares of Common Stock that may become issuable under the Plan by reason of any stock dividend, stock split or other similar transaction.

(c) The proposed maximum offering price per unit is estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act on the basis of the average of the high and low sales prices per share of Common Stock, as reported on The Nasdaq Stock Market LLC on January 8, 2026.

(d) The Registrant does not have any fee offsets.